Accounts Receivable, Sales and Allowances - Adjustment to gross product sales (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues	$ 263,701,349	$ 245,749,032
Product Revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross product sales	948,560,626
Revenues	261,398,205	237,671,178
Product Revenue | Chargebacks
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(365,042,883)
Product Revenue | Government rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(18,582,352)
Product Revenue | Commercial rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(257,916,721)
Product Revenue | Product returns
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(20,492,281)
Product Revenue | Discounts and allowances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	(20,245,486)
Product Revenue | Advertising and promotions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales	$ (4,882,698)
Calculated under Revenue Guidance in Effect before Topic 606
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues		245,749,032
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue
Accounts, Notes, Loans and Financing Receivable [Line Items]
Gross product sales		646,701,628
Revenues		237,671,178
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Chargebacks
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		(202,366,801)
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Government rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		(26,007,632)
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Commercial rebates
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		(134,525,716)
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Product returns
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		(26,299,811)
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Discounts and allowances
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		(15,387,024)
Calculated under Revenue Guidance in Effect before Topic 606 | Product Revenue | Advertising and promotions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Adjustments to gross products sales		$ (4,443,466)